Risk Management	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
Risk Management
Risk Management
In the normal course of its ongoing business operations, the Company encounters credit risk. Credit risk is the risk of default on the Company’s leases that result from a tenant’s inability or unwillingness to make contractually required payments.

Risk concentrations—Concentrations of credit risks arise when the Company has multiple leases with a particular tenant or credit party, or a number of the Company’s tenants are engaged in similar business activities, or activities in the same geographic region, or have similar economic features, such that their ability to meet contractual obligations, including those to the Company, could be similarly affected by changes in economic conditions.

The Company underwrites the credit of prospective tenants and often requires them to provide some form of credit support such as corporate guarantees. Although the Company’s real estate assets are geographically diverse and the tenants operate in a variety of industries and property types, to the extent the Company has a significant concentration of ground and other lease income from any tenant, the inability of that tenant to make its payment could have a material adverse effect on the Company. During the year ended December 31, 2017, the Company’s two largest tenants accounted for approximately $10.4 million and $5.3 million, or 45% and 23%, respectively, of the Company’s revenues.

The gross carrying value of five hotels leased by the Company under a master lease guaranteed by Park Intermediate Holdings LLC represented 30% of the Company’s total assets at December 31, 2017. Park Intermediate Holdings LLC is a subsidiary of Park Hotels & Resorts Inc., which is a public reporting company. According to Park Hotels & Resorts Inc.’s public Securities and Exchange Commission filings, Park Hotels & Resorts Inc. conducts substantially all of its business and holds substantially all of its assets through Park Intermediate Holdings LLC. For detailed financial information regarding Park Hotels & Resorts Inc., please refer to its financial statements, which are publicly available on the website of the Securities and Exchange Commission at http://www.sec.gov.